Controlled Entities (Tables)	12 Months Ended
Dec. 31, 2025
Controlled Entities [Abstract]
Schedule of Significant Entities Controlled

As at December 31, 2025, the significant entities controlled by the Company are as follows:

Name of Subsidiary	Country of Incorporation	Principal Activities	Paid Up Capital	Percentage Owned
				2025	2024
CIMC Marketing Pty Limited	Australia	Management services & Investment holding	A$1	100% (Direct)	100% (Direct)
Sunup Korea Limited*	Hong Kong	Lamination	HK$1	100% (Direct)	-
Merit Stone Limited	British Virgin Islands	Investment holding	US$100	100% (Direct)	100% (Direct)
Ohho International Limited	Canada	Sale of filter plates and air filter product	US$1,290	51% (Direct)	51% (Direct)
IMTE Asia Limited #	Hong Kong	Dormant	HK$1	-	100% (Direct)

*	Acquired during the year

#	Disposal during the year